STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2009	$ 35,238	$ 650	$ 125,649	$ (1,208)	$ (54)	$ (89,799)	$ 35,238
Stock-based compensation related to options and unvested shares granted to employees	167		167				167
Issuance of treasury shares upon vesting of shares			(88)	134		(46)
Other comprehensive income	533				533		533
Net income (loss)	4,454					4,454	4,454
Balance at Dec. 31, 2010	40,392	650	125,728	(1,074)	479	(85,391)	40,392
Issuance of ordinary shares	5,000	94	4,906				5,000
Stock-based compensation related to options and unvested shares granted to employees	120		120				120
Issuance of treasury shares upon vesting of shares			(20)	120		(100)
Other comprehensive income	(305)				(174)		(174)	(131)
Non-controlling interests	14,255							14,255
Net income (loss)	1,799					(239)	(239)	2,038
Balance at Dec. 31, 2011	61,261	744	130,734	(954)	305	(85,730)	45,099	16,162
Stock-based compensation related to options and unvested shares granted to employees	117		117				117
Issuance of treasury shares upon vesting of shares			(27)	133		(106)
Other comprehensive income	1,172				681		681	491
Non-controlling interests	(53)							(53)
Net income (loss)	4,055					1,577	1,577	2,478
Balance at Dec. 31, 2012	$ 66,552	$ 744	$ 130,824	$ (821)	$ 986	$ (84,259)	$ 47,474	$ 19,078